Quarterly Financial Data (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summarized unaudited quarterly financial data
Interest income	$ 18,781	$ 18,759	$ 19,048	$ 17,960	$ 18,108	$ 18,343	$ 17,934	$ 17,958	$ 18,760	$ 19,024	$ 19,589	$ 19,530	$ 74,548	$ 72,343	$ 76,903
Interest expense	3,187	3,169	3,308	3,269	3,227	3,171	2,897	3,003	3,084	3,224	3,494	3,600	12,933	12,298	13,402
Net interest income	15,594	15,590	15,740	14,691	14,881	15,172	15,037	14,955	15,676	15,800	16,095	15,930	61,615	60,045	63,501
Provision for loan losses	0	0	0	600	102	16	0	100	0	0	1,000	0	600	218	1,000
Noninterest income	7,259	8,641	8,411	7,325	6,188	6,469	6,706	7,430	5,770	8,037	8,351	9,157	31,636	26,793	31,315
Noninterest expense	26,522	23,376	20,862	19,507	19,788	19,484	18,897	18,645	21,105	20,925	22,960	23,161	90,267	76,814	88,151
Income before provision for income taxes	(3,669)	855	3,289	1,909	1,179	2,141	2,846	3,640	341	2,912	486	1,926	2,384	9,806	5,665
Provision for income taxes (benefit)	(92,438)	51	35	40	7	(45)	37	7	(247)	22	135	0	(92,312)	6	(90)
Net income	88,769	804	3,254	1,869	1,172	2,186	2,809	3,633	588	2,890	351	1,926	94,696	9,800	5,755
Net income attributable to non-controlling interest	178	501	528	534	174	190	333	(226)	37	86	262	1,294	1,741	471	1,679
Net income attributable to Hampton Roads Bankshares, Inc.	$ 88,591	$ 303	$ 2,726	$ 1,335	$ 998	$ 1,996	$ 2,476	$ 3,859	$ 551	$ 2,804	$ 89	$ 632	$ 92,955	$ 9,329	$ 4,076
Basic and diluted income per share (in dollars per share)	$ 0.52	$ 0.00	$ 0.02	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.02	$ 0.01	$ 0.02	$ 0.00	$ 0.00	$ 0.54	$ 0.05	$ 0.02